Derivatives and Hedging Activities (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gains (losses)	$ 198,000,000	$ 73,000,000	$ (58,000,000)
Interest Expense [Member] | Foreign exchange contracts [Member] | Long-term Debt [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gains (losses)	0	0	(1,000,000)
Other Expense [Member] | Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gains (losses)	0	1,000,000	(1,000,000)
Other Expense [Member] | Foreign exchange contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gains (losses)	194,000,000	72,000,000	(56,000,000)
Cost Of Card Member Services [Member] | Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gains (losses)	$ 4,000,000	$ 0	$ 0